Document and Entity Information	Jan. 12, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CAPSTEAD MORTGAGE CORP
Amendment Flag	false
Entity Central Index Key	0000766701
Document Type	8-K
Document Period End Date	Jan. 12, 2021
Entity Incorporation State Country Code	MD
Entity File Number	001-08896
Entity Tax Identification Number	75-2027937
Entity Address, Address Line One	8401 North Central Expressway
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(214)
Local Phone Number	874-2323
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CMO
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.50% Series E Cumulative Redeemable Preferred Stock ($0.10 par value)
Trading Symbol	CMOPRE
Security Exchange Name	NYSE